Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 2,595		€ 612	€ (5,265)
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		515		1,792	723
Restructuring activities		261		485	644
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(276)		(665)	(277)
Impairment, depreciation and other amortization, and accretion		3,169		1,896	3,993
Share of net income from equity method investments		(197)		(103)	(104)
Deferred Income Taxes 2020, net				(301)
Deferred tax expense (benefit)		62		(302)	1,868
Income (loss) adjusted for noncash charges, credits and other items		6,129		3,717	1,582
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		97		(1,202)	(1,203)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		102		5,688	(2,529)
Non-Trading financial assets mandatory at fair value through profit and loss		(12,124)		8,597	11,403
Financial assets designated at fair value through profit or loss		309		(430)	101
Loans at amortized cost		(42,707)		(780)	(27,335)
Other assets		8,046		(11,743)	7,464
Deposits		34,625		(2,159)	6,432
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	11,144		(3,233)	(3,766)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(3,249)		678	(4,871)
Other short-term borrowings		477		(1,638)	(8,954)
Other liabilities		(17,823)		7,030	(16,563)
Senior long-term debt	[2]	(6,191)		13,282	(16,112)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		19,598		9,854	22,559
Other, net		(1,386)		3,075	(8,657)
Net cash provided by (used in) operating activities		(2,952)		30,736	(40,449)
Income taxes paid (received), net		1,031		805	945
Interest paid		5,769		7,062	11,493
Interest received		15,981		18,645	23,748
Dividend received		364		307	1,309
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		52,131		38,325	23,721
Maturities of financial assets at fair value through other comprehensive income		21,424		32,964	40,806
Sale of debt securities held to collect at amortized cost		67		10,110	390
Maturities of debt securities held to collect at amortized cost		5,468		4,890	964
Sale of equity method investments		23		69	9
Sale of property and equipment		114		24	92
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(46,801)		(82,709)	(56,568)
Debt Securities held to collect at amortized cost		(7,166)		(4,011)	(20,134)
Equity method investments		(100)		(3)	(17)
Property and equipment		(550)		(512)	(327)
Net cash received in (paid for) business combinations/divestitures		(5)		5	1,762
Other, net		(1,010)		(1,045)	(978)
Net cash provided by (used in) investing activities		23,595		(1,892)	(10,280)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		1,146	[3]	1,684	47
Repayments and extinguishments of subordinated long-term debt		(42)	[3]	(1,168)	(152)
Issuances of trust preferred securities		0	[4]	0	0
Repayments and extinguishments of trust preferred securities		(504)	[4]	(676)	(1,235)
Principal portion of lease payments		(679)		(653)	(659)
Common shares issued		0		0	0
Purchases of treasury shares		(346)		(279)	(1,359)
Sale of treasury shares		35		76	1,191
Additional Equity Components (AT1) issued		2,500		1,153	0
Purchases of Additional Equity Components (AT1)		(2,662)		(792)	(131)
Sale of Additional Equity Components (AT1)		2,642		798	121
Coupon on additional equity components, pre tax		(363)		(349)	(330)
Dividends paid to noncontrolling interests		(85)		(77)	(59)
Net change in noncontrolling interests		(13)		(28)	(9)
Cash dividends paid to Deutsche Bank shareholders		0		0	(227)
Other, net		0		0	0
Net cash provided by (used in) financing activities		1,630		(311)	(2,802)
Net effect of exchange rate changes on cash and cash equivalents		1,345		(1,074)	1,578
Net increase (decrease) in cash and cash equivalents		23,618		27,459	(51,953)
Cash and cash equivalents at beginning of period		156,328		128,869	180,822
Cash and cash equivalents at end of period		179,946		156,328	128,869
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		174,089		149,323	121,412
Interbank balances (w/o central banks)		5,857		7,006	7,457
Cash and cash equivalents		€ 179,946		€ 156,328	€ 128,869

[1]	Included are senior long-term debt issuances of € 1.3 billion and € 2.3 billion and repayments and extinguishments of € 1.0 billion and € 3.5 billion through December 31, 2021 and December 31, 2020, respectively
[2]	Included are issuances of € 33.6 billion and € 67.4 billion and repayments and extinguishments of € 39.5 billion and € 51.4 billion through December 31, 2021 and December 31, 2020, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are € 123 million in total and mainly driven by Foreign Exchange movements of € 293 million and Fair Value changes of € (179) million.
[4]	Non-cash changes for Trust Preferred Securities are € (289) million in total and mainly driven by Fair Value changes of € (267) million